Employee Benefit Plan (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Domestic Pension Benefits [Member]
Expected pension and postretirement benefit plan payments
2012	$ 1
2013	1
2014	1
2015	1
2016	1
2017-2021	7
Foreign Pension Benefits [Member]
Expected pension and postretirement benefit plan payments
2012	7
2013	8
2014	9
2015	9
2016	10
2017-2021	56
Postretirement Benefits [Member]
Expected pension and postretirement benefit plan payments
2012	2
2013	2
2014	2
2015	2
2016	1
2017-2021	$ 6